Share-based payment - Narrative (Details) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2022 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			1,903,767,000
Vested (in shares)			174,075,000
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement (in shares)	250,000,000		250,000,000
Expense from equity-settled share-based payment transactions | $			$ 5,308
Equity-Settled Share-Based Payment Arrangement | Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement (in shares)				375,000,000
Granted (in shares)				500,000,000
Weighted average fair value at measurement date, other equity instruments vested | $				$ 4,946
Vested (in shares)		31,250	62,500
Share-based compensation | $		$ 114	$ 290